Decommissioning provision (Narrative) (Details) - Decommissioning Provision [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Estimated undiscounted amount of decommissioning provision	$ 4.9
Bottom of range [member]
Disclosure of other provisions [line items]
Risk free rate used to discount decommissioning provision	2.70%
Term used to estimate decommissioning provision	1 year
Top of range [member]
Disclosure of other provisions [line items]
Risk free rate used to discount decommissioning provision	8.50%
Term used to estimate decommissioning provision	11 years